ELECTRONIC SYSTEMS TECHNOLOGY, INC.
415 N. Quay #4
Kennewick WA 99336

March 25, 2005

Securities and Exchange Commission
Washington DC 20549

Gentlemen:

Pursuant to the requirements of the Securities Exchange Act of 1934, we are transmitting herewith the attached FORM 10KSB, Annual Report for the year end December 31, 2004 for Electronic Systems Technology, Inc.

If you have any questions please feel free to contact us.

Sincerely,

JON CORREIO

Jon Correio
Vice President, Finance and Administration
ELECTRONIC SYSTEMS TECHNOLOGY, INC.